UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07925

                      (Investment Company Act File Number)


                                 Wesmark Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                            Todd P. Zerega, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/08


               Date of Reporting Period:  Quarter ended 10/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS





WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

    COMMON STOCKS -- 61.0%
                      ADVERTISING AGENCIES--1.2%
           14,000     Omnicom Group, Inc.                                                                  $    713,720
                      AEROSPACE/DEFENSE--1.9%
           10,000     Curtiss Wright Corp.                                                                      562,900
            6,000     DRS Technologies, Inc.                                                                    344,640
            4,500 (1) MOOG, Inc., Class A                                                                       207,675
                      TOTAL                                                                                   1,115,215
                      AGRICULTURAL-OPERATIONS--0.5%
            3,000     Monsanto Co.                                                                              292,890
                      ASSET MANAGEMENT--1.0%
            4,500     Franklin Resources, Inc.                                                                  583,560
                      AUTO/TRUCK - ORIG. -- 0.7%
            4,000     BorgWarner, Inc.                                                                          422,840
                      BANKS-MAJOR REGIONAL -- 3.1%
           11,500     Bank of America Corp.                                                                     555,220
           15,000     Bank of New York Mellon Corp.                                                             732,750
            8,000     PNC Financial Services Group                                                              577,280
                      TOTAL                                                                                   1,865,250
                      BEVERAGES-SOFT--1.2%
           12,000     Coca-Cola Co.                                                                             741,120
                      BUILDING-HEAVY CONSTRUCTION--1.6%
            5,000     Chicago Bridge & Iron Co., N.V.                                                           250,000
            8,000 (1) Jacobs Engineering Group, Inc.                                                            697,200
                      TOTAL                                                                                     947,200
                      CHEMICAL-SPECIALTY--1.0%
           25,000 (1) Corning, Inc.                                                                             606,750
                      CHEMICALS-DIVERSIFIED--2.1%
            7,000     Air Products & Chemicals, Inc.                                                            684,950
           12,000     Dow Chemical Co.                                                                          540,480
                      TOTAL                                                                                   1,225,430
                      CLEANING PRODUCTS--1.7%
           15,000     Procter & Gamble Co.                                                                    1,042,800
                      CLOSED END FUNDS--1.8%
           15,545     Adams Express Co.                                                                         233,486
           12,000     Amex Utilities Select Index                                                               509,400
            5,000     iShares Dow Jones US Healthcare Sector                                                    360,050
                      TOTAL                                                                                   1,102,936
                      COAL--0.5%
            7,500     Arch Coal, Inc.                                                                           307,500
                      COMPUTER SERVICES--0.3%
            5,000     Paychex, Inc.                                                                             208,900
                      COMPUTER SOFTWARE--1.5%
            6,000 (1) Autodesk, Inc.                                                                            293,400
           27,000 (1) Oracle Corp.                                                                              598,590
                      TOTAL                                                                                     891,990
                      COMPUTERS-MAINFRAME--1.8%
            9,000     IBM Corp.                                                                               1,045,080
                      DIVERSIFIED OPERATIONS--3.7%
           25,000     General Electric Co.                                                                    1,029,000
           17,000     Textron Inc.                                                                            1,176,570
                      TOTAL                                                                                   2,205,570
                      FIBER OPTICS--1.3%
           16,000 (1) CIENA Corp.                                                                               765,760
                      FOOD - MAJOR DIVERSIFIED--1.3%
           15,000     Kellogg Co.                                                                               791,850
                      INDEPENDENT OIL & GAS--1.4%
            9,000     Devon Energy Corp.                                                                        840,600
                      INSTRUMENTS-CONTROL--1.8%
           10,000     Honeywell International, Inc.                                                             604,100
            7,000     Roper Industries, Inc.                                                                    495,670
                      TOTAL                                                                                   1,099,770
                      INSURANCE - BROKERS--0.2%
            2,500     Willis Group Holdings Ltd.                                                                105,825
                      INSURANCE PROPERTY & CASUALTY--1.8%
            7,000     Ace Ltd.                                                                                  424,270
           10,000     American International Group, Inc.                                                        631,200
                      TOTAL                                                                                   1,055,470
                      MACHINERY-CONSTRUCTION & MINING--0.7%
            6,000     Caterpillar, Inc.                                                                         447,660
                      MACHINERY-ELECTRICAL--1.1%
           13,000     Emerson Electric Co.                                                                      679,510
                      MACHINES - GENERAL INDUSTRIAL--0.6%
            7,000     Cooper Industries Ltd., Class A                                                           366,730
                      MEDICAL - DRUGS--1.5%
            4,000     Allergan, Inc.                                                                            270,320
           13,000     Wyeth                                                                                     632,190
                      TOTAL                                                                                     902,510
                      MEDICAL APPLIANCES & EQUIPMENT--0.3%
            3,000 (1) Arthrocare Corp.                                                                          194,520
                      MEDICAL PRODUCTS & SUPPLY--2.0%
            5,000     Johnson & Johnson                                                                         325,850
           12,000     Stryker Corp.                                                                             852,000
                      TOTAL                                                                                   1,177,850
                      MEDICAL-HMO--1.3%
            9,500 (1) Wellpoint, Inc.                                                                           752,685
                      MINING - MISCELLANEOUS--0.7%
            7,000     Peabody Energy Corp.                                                                      390,250
                      MULTIMEDIA--0.8%
           13,000     Walt Disney Co.                                                                           450,190
                      NETWORKING PRODUCTS--2.2%
           40,000 (1) Cisco Systems, Inc.                                                                     1,322,400
                      OIL & GAS DRILLING--1.8%
           12,500     ENSCO International, Inc.                                                                 693,625
            3,000 (1) Transocean Sedco Forex, Inc.                                                              358,110
                      TOTAL                                                                                   1,051,735
                      OIL FIELD SERVICES--0.3%
            5,000 (1) Pride International, Inc.                                                                 184,500
                      OIL FIELD-MACHINERY & EQUIPMENT--2.2%
            8,000 (1) FMC Technologies, Inc.                                                                    485,040
            4,000 (1) National-Oilwell, Inc.                                                                    292,960
            8,000 (1) Weatherford International Ltd.                                                            519,280
                      TOTAL                                                                                   1,297,280
                      OIL REFINING & MARKETING--2.2%
            9,000     ConocoPhillips                                                                            764,640
            8,000     Valero Energy Corp.                                                                       563,440
                      TOTAL                                                                                   1,328,080
                      OIL-INTEGRATED--2.0%
            8,000     Exxon Mobil Corp.                                                                         735,920
            4,000     Suncor Energy, Inc.                                                                       436,920
                      TOTAL                                                                                   1,172,840
                      OIL-U.S. EXPLORATION & PRODUCTION--0.9%
            5,000     Apache Corp.                                                                              519,050
                      RESTAURANTS--0.8%
            8,000     McDonald's Corp.                                                                          477,600
                      RETAIL DISCOUNT--0.9%
            8,000     Costco Wholesale Corp.                                                                    538,080
                      RETAIL-APPAREL & SHOES--0.4%
           10,000     American Eagle Outfitters, Inc.                                                           237,800
                      RETAIL-MISCELLANEOUS--0.5%
           12,500     Staples, Inc.                                                                             291,750
                      RETAIL-REGIONAL DEPARTMENT--0.9%
           10,000 (1) Kohl's Corp.                                                                              549,700
                      SEMICONDUCTOR - BROAD LINE--1.4%
           30,000     Intel Corp.                                                                               807,000
                      TELECOMMUNICATIONS EQUIPMENT--0.8%
            8,000     Harris Corp.                                                                              484,480
                      TOBACCO--0.6%
            5,000     Altria Group, Inc.                                                                        364,650
                      UTILITY-ELECTRIC POWER--0.7%
           10,000     Black Hills Corp.                                                                         444,200
    TOTAL COMMON STOCKS                                                                                      36,411,076
        (IDENTIFIED COST $29,328,435)
    PREFERRED STOCKS--1.0%
                      DIVERSIFIED FINANCIAL SERVICES--0.4%
           10,000     General Electric Capital Corp., Pfd., $1.47, Annual Dividend                              239,700
                      UTILITY-ELECTRIC POWER--0.6%
           14,616     Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend                        338,507
    TOTAL PREFERRED STOCKS                                                                                      578,207
        (IDENTIFIED COST $628,157)
    COLLATERALIZED MORTGAGE OBLIGATIONS--4.3%
  $                   FEDERAL HOME LOAN MORTGAGE CORP.--1.9%
          673,046     Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024                 667,695
          454,933     Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026                 459,922
                      TOTAL                                                                                   1,127,617
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.4%
          956,112     Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022          937,093
          500,000     Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027         496,685
                      TOTAL                                                                                   1,433,778
    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                 2,561,395
        (IDENTIFIED COST $2,572,688)
    (2) COMMERCIAL PAPER--5.8%
                      DIVERSIFIED FINANCIAL SERVICES--4.2%
        2,500,000     General Electric Capital Corp CP, 4.75%, 11/23/2007                                     2,492,774
                      FINANCE - CREDIT CARD --1.6%
        1,000,000     American Express Credit Corp CP, 4.80%, 11/5/2007                                         999,469
    TOTAL COMMERCIAL PAPER                                                                                    3,492,243
        (AT AMORTIZED COST )
    CORPORATE BONDS--4.2%
                      BEVERAGES/ALCOHOL--1.7%
        1,000,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                    1,010,069
                      NETWORKING PRODUCTS--1.7%
        1,000,000     Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016                                 1,008,524
                      RETAIL DISCOUNT--0.8%
          500,000     Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017                                          488,603
    TOTAL CORPORATE BONDS                                                                                     2,507,196
        (IDENTIFIED COST $2,470,198)
    MORTGAGE--BACKED SECURITIES--13.1%
                      FEDERAL HOME LOAN MORTGAGE CORP.--4.0%
          862,769     Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026                            873,189
           74,675     Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016                             76,160
          710,034     Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020                            701,069
          751,045     Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020                           753,369
                      TOTAL                                                                                   2,403,787
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.1%
        1,000,000     Federal National Mortgage Association, 5.50%, 10/1/2022                                 1,002,156
        2,833,924     Federal National Mortgage Association, 5.50%, 11/1/2025                                 2,821,437
           90,616     Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010                        91,024
          539,640     Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023                       523,384
          983,002     Federal National Mortgage Association, Pool 256802, 5.50%, 7/1/2027                       975,906
                      TOTAL                                                                                   5,413,907
    TOTAL MORTGAGE--BACKED SECURITIES                                                                         7,817,694
        (IDENTIFIED COST $7,830,259)
    GOVERNMENT AGENCY SECURITIES--5.1%
                      FEDERAL HOME LOAN MORTGAGE CORP.--5.1%
        1,000,000     Federal Home Loan Mortgage Corp., Note, 5.375%, 12/27/2011                              1,001,762
        1,000,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016                        1,026,852
        1,000,000     Federal Home Loan Mortgage Corp., Unsecd. Note, Series MTN, 5.45%, 11/21/2013           1,004,267
    TOTAL GOVERNMENT AGENCY SECURITIES                                                                        3,032,881
        (IDENTIFIED COST $2,999,906)
    MUTUAL FUND--3.1%
    1,848,977  (3)(4) Prime Obligations Fund, Institutional Shares, 4.98% (AT NET ASSET VALUE)                1,848,977
    TOTAL INVESTMENTS - 97.6%                                                                                58,249,669
        (IDENTIFIED COST $51,170,863)(5)
    OTHER ASSETS AND LIABILITIES - NET - 2.4%                                                                 1,448,438
    TOTAL NET ASSETS - 100%                                                                                $ 59,698,107

(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

(3)  Affiliated company.

(4)  7-Day net yield.

(5) At October 31, 2007, the cost of investments for federal tax purposes was $51,170,863. The net unrealized appreciation of investments for federal tax purposes was $7,078,806. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,358,705 and net unrealized depreciation from investments for those securities having an excess of cost over value of $279,899.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees. An event is considered material if there is both an affirmative expectation that the security's value will charge in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 CP  --Commercial Paper
 MTN --Medium Term Note







WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

    COLLATERALIZED MORTGAGE OBLIGATIONS--27.7%
                   FEDERAL HOME LOAN MORTGAGE CORP.--22.6%
  $  2,824,860     Federal Home Loan Mortgage Corp., REMIC, Series 2591, Class CM, 4.000%, 3/15/2033           $   2,641,867
     4,187,586     Federal Home Loan Mortgage Corp., REMIC, Series 2651, Class JB, 5.000%, 1/15/2018               4,231,954
     7,272,954     Federal Home Loan Mortgage Corp., REMIC, Series 3005, Class EG, 5.000%, 8/15/2021               7,242,051
     4,711,319     Federal Home Loan Mortgage Corp., REMIC, Series 3042, Class DH, 5.000%, 4/15/2024               4,673,867
     6,727,871     Federal Home Loan Mortgage Corp., REMIC, Series 3044, Class HN, 5.000%, 1/15/2024               6,680,943
     3,830,653     Federal Home Loan Mortgage Corp., REMIC, Series 3051, Class MC, 5.000%, 10/15/2024              3,787,163
     4,276,322     Federal Home Loan Mortgage Corp., REMIC, Series 3197, Class AB, 5.500%, 8/15/2013               4,301,568
     6,369,066     Federal Home Loan Mortgage Corp., REMIC, Series 3282, Class JE, 5.500%, 1/15/2026               6,438,902
     4,533,468     Federal Home Loan Mortgage Corp., REMIC, Series R010, Class AB, 5.500%, 12/15/2019              4,530,224
                      TOTAL                                                                                       44,528,539
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.1%
     2,539,501     Federal National Mortgage Association, REMIC, Series 2003-55-Class WA, 4.000%, 3/25/2033        2,389,639
     4,143,153     Federal National Mortgage Association, REMIC, Series 2003-5-Class EL, 5.000%, 8/25/2022         4,060,735
     3,683,169     Federal National Mortgage Association, REMIC, Series 2005-43-Class PB, 5.000%, 2/25/2034        3,605,279
                      TOTAL                                                                                       10,055,653
    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                     54,584,192
       (IDENTIFIED COST $54,380,568)
    GOVERNMENT AGENCY SECURITIES--2.8%
                   FEDERAL HOME LOAN BANK--0.7%
     1,400,000 (1) Federal Home Loan Bank System, Discount Note, 4.613%,11/15/2007                                 1,397,523
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.1%
     4,000,000     Federal National Mortgage Association, 5.340%, 2/22/2011                                        4,010,097
    TOTAL GOVERNMENT AGENCY SECURITIES                                                                             5,407,620
       (IDENTIFIED COST $5,397,523)
    MORTGAGE-BACKED SECURITIES-67.7%
                   FEDERAL HOME LOAN MORTGAGE CORP.--6.3%
     3,317,279     Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019                                             3,307,438
     9,157,157     Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026                                             9,093,916
                      TOTAL                                                                                       12,401,354
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--61.4%
     3,394,813     Federal National Mortgage Association, 5.000%, 1/1/2025                                         3,291,483
     3,895,696     Federal National Mortgage Association, 5.500%, 6/1/2022                                         3,905,313
     4,342,069     Federal National Mortgage Association, 5.500%, 8/1/2025                                         4,322,937
    14,169,621     Federal National Mortgage Association, 5.500%, 11/1/2025                                       14,107,187
    10,034,123     Federal National Mortgage Association, 5.500%, 11/1/2025                                        9,989,911
     4,575,434     Federal National Mortgage Association, 5.500%, 4/1/2026                                         4,555,273
     6,818,857     Federal National Mortgage Association, 5.500%, 4/1/2026                                         6,778,157
     2,545,614     Federal National Mortgage Association, 5.500%, 4/1/2026                                         2,530,420
     6,995,620     Federal National Mortgage Association, 5.500%, 6/1/2026                                         6,953,865
     9,099,429     Federal National Mortgage Association, 5.500%, 9/1/2026                                         9,045,117
     4,644,321     Federal National Mortgage Association, 5.500%, 1/1/2027                                         4,610,794
     4,890,731     Federal National Mortgage Association, 5.500%, 6/1/2027                                         4,855,426
     4,915,010     Federal National Mortgage Association, 5.500%, 7/1/2027                                         4,879,530
     4,580,275     Federal National Mortgage Association, 6.000%, 1/1/2026                                         4,640,319
     8,306,282     Federal National Mortgage Association, 6.000%, 6/1/2026                                         8,415,172
     2,505,473     Federal National Mortgage Association, 6.000%, 7/1/2026                                         2,538,318
     9,449,494     Federal National Mortgage Association, 6.000%, 8/1/2026                                         9,573,371
     4,862,424     Federal National Mortgage Association, 6.000%, 6/1/2027                                         4,923,508
     4,923,316     Federal National Mortgage Association, 6.000%, 7/1/2027                                         4,985,165
     5,917,500     Federal National Mortgage Association, 6.000%, 8/1/2027                                         5,991,839
                      TOTAL                                                                                      120,893,105
    TOTAL MORTGAGE-BACKED SECURITIES                                                                             133,294,459
       (IDENTIFIED COST $132,495,929)
    PREFERRED STOCK--0.5%
                   UTILITY-ELECTRIC POWER--0.5%
        40,000     Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend                                926,400
                   (IDENTIFIED COST $1,020,831)
    MUTUAL FUND--0.9%
     1,790,332 (2) (3) Prime Obligations Fund, Institutional Shares, 4.98% (AT NET ASSET VALUE)                    1,790,332
    TOTAL INVESTMENTS -99.6%                                                                                     196,003,003
       (IDENTIFIED COST $195,085,183)(4)
    OTHER ASSETS AND LIABILTIES - NET -0.4%                                                                          737,447
    TOTAL NET ASSETS -100%                                                                                     $ 196,740,450

(1)  The issue shows the rate of discount at the time of purchase.

(2)  Affiliated company.

(3)  7-Day net yield.

(4) At October 31, 2007, the cost of investments for federal tax purposes was $195,085,183. The net unrealized appreciation of investments for federal tax purposes was $917,820. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,409,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $491,486.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit








WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    SHARES OR PRINCIPAL AMOUNT                                                                                            VALUE
    COMMON STOCKS--89.8%
                                      ADVERTISING AGENCIES--1.4%
                        80,000        Omnicom Group, Inc.                                                         $   4,078,400
                                      AEROSPACE/DEFENSE--1.6%
                        40,000        Curtiss Wright Corp.                                                            2,251,600
                        25,000        DRS Technologies, Inc.                                                          1,436,000
                        20,000    (1) MOOG, Inc., Class A                                                               923,000
                                      TOTAL                                                                           4,610,600
                                      ASSET MANAGEMENT--0.9%
                        20,000        Franklin Resources, Inc.                                                        2,593,600
                                      BANKS-MAJOR REGIONAL--5.1%
                        60,000        Bank of America Corp.                                                           2,896,800
                       200,000        Bank of New York Mellon Corp.                                                   9,770,000
                        30,000        PNC Financial Services Group                                                    2,164,800
                                      TOTAL                                                                          14,831,600
                                      BEVERAGES-SOFT--1.2%
                        55,000        Coca-Cola Co.                                                                   3,396,800
                                      BUILDING-HEAVY CONSTRUCTION--1.4%
                        40,000        Chicago Bridge & Iron Co., N.V.                                                 2,000,000
                        23,000    (1) Jacobs Engineering Group, Inc.                                                  2,004,450
                                      TOTAL                                                                           4,004,450
                                      BUSINESS SERVICES--1.8%
                        30,000        Accenture Ltd.                                                                  1,171,500
                        75,000    (1) FTI Consulting, Inc.                                                            4,072,500
                                      TOTAL                                                                           5,244,000
                                      CHEMICAL-SPECIALTY--1.8%
                       215,000        Corning, Inc.                                                                   5,218,050
                                      CHEMICALS-DIVERSIFIED--2.4%
                        50,000        Air Products & Chemicals, Inc.                                                  4,892,500
                        45,000        Ecolab, Inc.                                                                    2,122,650
                                      TOTAL                                                                           7,015,150
                                      CLEANING PRODUCTS--1.2%
                        50,000        Procter & Gamble Co.                                                            3,476,000
                                      CLOSED END FUND--1.0%
                       200,000        Adams Express Co.                                                               3,004,000
                                      COMPUTER SERVICES--1.1%
                        80,000        Paychex, Inc.                                                                   3,342,400
                                      COMPUTER SOFTWARE--2.6%
                        60,000    (1) Autodesk, Inc.                                                                  2,934,000
                       205,000    (1) Oracle Corp.                                                                    4,544,850
                                      TOTAL                                                                           7,478,850
                                      COMPUTER-GRAPHICS--0.4%
                        37,500    (1) NVIDIA Corp.                                                                    1,326,750
                                      COMPUTERS-MAINFRAME--2.0%
                        50,000        IBM Corp.                                                                       5,806,000
                                      COSMETICS & TOILETRIES--0.1%
                        15,000        L'Oreal SA, ADR                                                                   392,700
                                      DIVERSIFIED OPERATIONS--7.2%
                       325,000        General Electric Co.                                                           13,377,000
                       110,000        Textron Inc.                                                                    7,613,100
                                      TOTAL                                                                          20,990,100
                                      ELECTRONIC COMPONENTS-SEMICONDUCTOR--0.6%
                        50,000        Texas Instruments, Inc.                                                         1,630,000
                                      ENGINEERING SERVICES--1.2%
                        55,000    (1) URS Corp.                                                                       3,399,550
                                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.7%
                        35,000        Federal National Mortgage Association                                           1,996,400
                                      FIBER OPTICS--0.9%
                        55,000    (1) CIENA Corp.                                                                     2,632,300
                                      FOOD - MAJOR DIVERSIFIED--2.2%
                       120,000        Kellogg Co.                                                                     6,334,800
                                      FOOD- MISCELLANEOUS/DIVERSIFIED--0.5%
                         8,000        Nestle SA, ADR                                                                    924,800
                        15,000        Unilever N.V., ADR                                                                486,900
                                      TOTAL                                                                           1,411,700
                                      HOTELS & MOTELS--1.1%
                        25,000        Marriott International, Inc., Class A                                           1,027,750
                        40,000        Starwood Hotels & Resorts Worldwide, Inc.                                       2,274,400
                                      TOTAL                                                                           3,302,150
                                      INDEPENDENT OIL & GAS--2.3%
                        65,000        Devon Energy Corp.                                                              6,071,000
                        10,000        XTO Energy, Inc.                                                                  663,800
                                      TOTAL                                                                           6,734,800
                                      INSTRUMENTS - SCIENTIFIC--0.7%
                        25,000    (1) Waters Corp.                                                                    1,924,500
                                      INSTRUMENTS-CONTROL--0.9%
                        45,000        Honeywell International, Inc.                                                   2,718,450
                                      INSURANCE - BROKERS--0.4%
                        50,000        Marsh & McLennan Cos., Inc.                                                     1,294,500
                                      INSURANCE PROPERTY & CASUALTY--3.3%
                       105,000        Ace Ltd.                                                                        6,364,050
                        45,000        American International Group, Inc.                                              2,840,400
                        20,000        PMI Group, Inc.                                                                   320,600
                                      TOTAL                                                                           9,525,050
                                      MACHINERY-ELECTRICAL--2.4%
                       135,000        Emerson Electric Co.                                                            7,056,450
                                      MACHINERY-FARM--0.8%
                        15,000        Deere & Co.                                                                     2,323,500
                                      MACHINES - GENERAL INDUSTRIAL--0.8%
                        20,000        Cooper Industries Ltd., Class A                                                 1,047,800
                        15,000        Flowserve Corp.                                                                 1,184,400
                                      TOTAL                                                                           2,232,200
                                      MEDICAL - DRUGS--3.3%
                       100,000        Allergan, Inc.                                                                  6,758,000
                        60,000        Wyeth                                                                           2,917,800
                                      TOTAL                                                                           9,675,800
                                      MEDICAL INSTRUMENTS & SUPPLIES--0.4%
                        30,000    (1) Mindray Medical International Ltd., ADR                                         1,192,800
                                      MEDICAL PRODUCTS & SUPPLY--0.8%
                        35,000        Stryker Corp.                                                                   2,485,000
                                      MEDICAL-HMO--0.8%
                        30,000    (1) Wellpoint, Inc.                                                                 2,376,900
                                      MEDICAL/DENTAL - SUPPLIES--0.3%
                        20,000        Covidien Ltd.                                                                     832,000
                                      MINING - MISCELLANEOUS--0.5%
                        25,000        Peabody Energy Corp.                                                            1,393,750
                                      MULTIMEDIA--1.7%
                       140,000        Walt Disney Co.                                                                 4,848,200
                                      NETWORKING PRODUCTS--5.0%
                       445,000    (1) Cisco Systems, Inc.                                                            14,711,700
                                      OIL & GAS DRILLING--1.3%
                        70,000        ENSCO International, Inc.                                                       3,884,300
                                      OIL FIELD SERVICES--1.2%
                        70,000        Halliburton Co.                                                                 2,759,400
                        20,000    (1) Pride International, Inc.                                                         738,000
                                      TOTAL                                                                           3,497,400
                                      OIL FIELD-MACHINERY & EQUIPMENT--2.6%
                        60,000    (1) FMC Technologies, Inc.                                                          3,637,800
                        60,000    (1) Weatherford International Ltd.                                                  3,894,600
                                      TOTAL                                                                           7,532,400
                                      OIL REFINING & MARKETING--5.8%
                       135,000        ConocoPhillips                                                                 11,469,600
                        80,000        Valero Energy Corp.                                                             5,634,400
                                      TOTAL                                                                          17,104,000
                                      OIL-INTEGRATED--2.2%
                        45,000        Exxon Mobil Corp.                                                               4,139,550
                        20,000        Suncor Energy, Inc.                                                             2,184,600
                                      TOTAL                                                                           6,324,150
                                      OIL-U.S. EXPLORATION & PRODUCTION--3.2%
                        90,000        Apache Corp.                                                                    9,342,900
                                      REIT-EQUITY--0.1%
                        10,000        Health Care REIT, Inc.                                                            442,900
                                      RESTAURANTS--2.2%
                       110,000        McDonald's Corp.                                                                6,567,000
                                      RETAIL DISCOUNT--1.0%
                        45,000        Costco Wholesale Corp.                                                          3,026,700
                                      RETAIL-MISCELLANEOUS--0.3%
                        15,000        American Express Co.                                                              914,250
                                      RETAIL-REGIONAL DEPARTMENT--1.0%
                        55,000    (1) Kohl's Corp.                                                                    3,023,350
                                      SEMICONDUCTOR - BROAD LINE--1.0%
                       110,000        Intel Corp.                                                                     2,959,000
                                      TELECOMMUNICATIONS EQUIPMENT--1.9%
                        90,000        Harris Corp.                                                                    5,450,400
                                      UTILITY-ELECTRIC POWER-0.9%
                        40,000        Black Hills Corp.                                                               1,776,800
                        35,000        Puget Energy, Inc.                                                                988,750
                                      TOTAL                                                                           2,765,550
                                      WIRELESS COMMUNICATIONS--0.3%
                        25,000        Nokia Oyj, Class A, ADR                                                           993,000
    TOTAL COMMON STOCKS                                                                                             262,669,250
    (IDENTIFIED COST $218,059,564)
    (2) COMMERCIAL PAPER--10.2%
                                      DIVERSIFIED FINANCIAL SERVICES--4.6%
  $                 13,500,000        General Electric Capital Services CP, 4.74%, 11/13/2007                        13,478,715
                                      FINANCE - CONSUMER LOANS--2.7%
                     8,000,000        American General Finance Corp. CP, 4.55%, 11/20/2007                            7,980,831
                                      FINANCE- CREDIT CARD--2.9%
                     8,500,000        American Express Credit Corp. CP, 4.78%, 11/5/2007                              8,495,495
    TOTAL COMMERCIAL PAPER                                                                                           29,955,041
    (AT AMORTIZED COST)
    MUTUAL FUND--1.1%
                     3,343,912 (3)(4) Prime Obligations Fund, Institutional Shares, 4.98% (AT NET ASSET VALUE)        3,343,912
    TOTAL INVESTMENTS --- 101.1%                                                                                    295,968,203
    (IDENTIFIED COST $251,358,517)(5)
    OTHER ASSETS AND LIABILITIES --- NET --- (1.1)%                                                                 (3,356,328)
    TOTAL NET ASSETS --- 100%                                                                                     $ 292,611,875

(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

(3)  Affiliated company.

(4)  7-Day net yield.

(5) At October 31, 2007, the cost of investments for federal tax purposes was $251,358,517. The net unrealized appreciation of investments for federal tax purposes was $44,609,686. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,104,437 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,494,751.


   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees. An event is considered material if there is both an affirmative expectation that the security's value will charge in response to the event and a reasonable basis for quantifying the resulting change in value.


   The following acronyms are used throughout this portfolio:

 ADR  --American Depositary Receipt
 CP   --Commercial Paper
 REIT --Real Estate Investment Trust







WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    SHARES OR PRINCIPAL AMOUNT                                                                           VALUE
    COMMON STOCKS--90.0%
                                      AEROSPACE/DEFENSE--11.3%
                        15,000    (1) BE Aerospace, Inc.                                         $     745,650
                        25,000        Curtiss Wright Corp.                                           1,407,250
                        30,000        DRS Technologies, Inc.                                         1,723,200
                        40,000    (1) MOOG, Inc., Class A                                            1,846,000
                                      TOTAL                                                          5,722,100
                                      AUTO/TRUCK-ORIG.--0.5%
                         5,000        OshKosh Truck Corp.                                              271,000
                                      BANKS-NORTHEAST--0.1%
                         2,000    (1) Signature Bank                                                    68,300
                                      BANKS-SOUTHEAST--0.5%
                         5,000        Bank of the Ozarks, Inc.                                         144,750
                         2,000        First South Bancorp, Inc.                                         49,960
                         2,000    (1) Pinnacle Financial Partners, Inc.                                 58,380
                                      TOTAL                                                            253,090
                                      BANKS-SOUTHWEST--0.5%
                         2,000        First Financial Bankshares, Inc.                                  78,060
                         7,000        Southside Bancshares, Inc.                                       155,050
                                      TOTAL                                                            233,110
                                      BANKS-WEST--0.5%
                         6,000        Preferred Bank Los Angeles, CA                                   178,380
                         2,000        Sierra Bancorp                                                    54,360
                                      TOTAL                                                            232,740
                                      BUILDING-HEAVY CONSTRUCTION--6.1%
                        20,000        Chicago Bridge & Iron Co., N.V.                                1,000,000
                        20,000    (1) Jacobs Engineering Group, Inc.                                 1,743,000
                         6,000    (1) Layne Christensen Co.                                            341,640
                                      TOTAL                                                          3,084,640
                                      BUSINESS SERVICES--5.6%
                        20,000    (1) FTI Consulting, Inc.                                           1,086,000
                        20,000        Global Payments, Inc.                                            951,200
                        13,000    (1) Portfolio Recovery Associates, Inc.                              586,430
                         8,000    (1) TeleTech Holdings, Inc.                                          199,440
                                      TOTAL                                                          2,823,070
                                      CHEMICAL-SPECIALTY--0.8%
                        10,000    (1) Rockwood Holdings, Inc.                                          390,900
                                      COMPUTER - INTEGRATED SYSTEMS--1.8%
                        25,000    (1) Radiant Systems, Inc.                                            408,000
                        10,000    (1) Verifone Holdings, Inc.                                          494,300
                                      TOTAL                                                            902,300
                                      COMPUTERS-EQUIPMENT--1.8%
                        15,000    (1) Electronics for Imaging, Inc.                                    342,000
                        15,000    (1) Zebra Technologies Corp., Class A                                586,350
                                      TOTAL                                                            928,350
                                      CREDIT CARD--0.6%
                        10,000        Heartland Payment Systems, Inc.                                  300,000
                                      DRUG MANUFACTURERS - OTHER--0.4%
                         5,000    (1) Amylin Pharmaceuticals, Inc.                                     225,100
                                      ELECTRONIC COMPONENTS-SEMICONDUCTOR--3.8%
                        20,000    (1) Atheros Communications                                           702,000
                        20,000    (1) ON Semiconductor Corp.                                           204,000
                        30,000    (1) Silicon Motion Technology Corp., ADR                             750,000
                        30,000    (1) Smart Modular Technologies (WWH), Inc.                           265,200
                                      TOTAL                                                          1,921,200
                                      ELECTRONICS-MILITARY--1.4%
                        10,000    (1) FLIR Systems, Inc.                                               693,900
                                      ENGINEERING SERVICES--1.8%
                        15,000    (1) URS Corp.                                                        927,150
                                      FIBER OPTICS--0.2%
                        50,000    (1) Finisar Corp.                                                    116,000
                                      FINANCE-COMMERCIAL SERVICES--0.2%
                         3,000    (1) Wright Express Corp.                                             116,100
                                      FINANCE-INVESTMENT MANAGEMENT--0.7%
                         5,000    (1) Huron Consulting Group, Inc.                                     349,400
                                      FOOD-MISCELLANEOUS/DIVERSIFIED--0.7%
                        15,000        Cal-Maine Foods, Inc.                                            359,100
                                      FURNITURE--1.1%
                        15,000        Tempur-Pedic International, Inc.                                 540,000
                                      GAS - INDUSTRIAL-0.3%
                         3,000        Airgas, Inc.                                                     151,410
                                      INFORMATION TECHNOLOGY SERVICES--1.3%
                         2,000    (1) IHS, Inc., Class A                                               126,100
                        10,000    (1) Synaptics, Inc.                                                  543,500
                                      TOTAL                                                            669,600
                                      INSTRUMENTS-CONTROL-2.5%
                        10,000        Roper Industries, Inc.                                           708,100
                         8,000        Woodward Governor Co.                                            536,000
                                      TOTAL                                                          1,244,100
                                      INSURANCE PROPERTY & CASUALTY--2.3%
                        20,000    (1) Hallmark Financial Services, Inc.                                335,000
                        14,000    (1) Navigators Group, Inc.                                           844,200
                                      TOTAL                                                          1,179,200
                                      INSURANCE-MULTI-LINE--0.2%
                         2,000        Unitrin, Inc.                                                     92,620
                                      INTEGRATED MANUFACTURING SYSTEMS-1.1%
                        10,000        Nordson Corp.                                                    535,000
                                      INTERNET SOFTWARE & SERVICES--0.2%
                         7,000    (1) Greenfield Online, Inc.                                          106,820
                                      LEISURE & RECREATION--0.6%
                         5,000    (1) Life Time Fitness, Inc.                                          303,200
                                      MACHINERY-GENERAL-3.0%
                        33,750        IDEX Corp.                                                     1,195,425
                         5,000        Twin Disc, Inc.                                                  330,350
                                      TOTAL                                                          1,525,775
                                      MACHINES - GENERAL INDUSTRIAL--2.8%
                        18,000        Flowserve Corp.                                                1,421,280
                                      MEDICAL APPLIANCES & EQUIPMENT--3.7%
                        20,000    (1) Arthrocare Corp.                                               1,296,800
                        10,000    (1) Kinetic Concepts, Inc.                                           601,000
                                      TOTAL                                                          1,897,800
                                      MEDICAL INSTRUMENTS & SUPPLIES--2.2%
                         1,000    (1) Intuitive Surgical, Inc.                                         326,870
                        20,000    (1) Mindray Medical International Ltd., ADR                          795,200
                                      TOTAL                                                          1,122,070
                                      MEDICAL-BIOMEDICAL/GENETIC--0.2%
                         3,562    (1) Qiagen NV                                                         83,850
                                      OIL & GAS DRILLING--1.6%
                        50,000    (1) Parker Drilling Co.                                              422,000
                        10,000        Rowan Cos., Inc.                                                 389,800
                                      TOTAL                                                            811,800
                                      OIL COMP-EXPLORATION & PRODUCTION--3.0%
                        10,000        Cimarex Energy Co.                                               405,100
                        20,000    (1) Quicksilver Resources, Inc.                                    1,140,000
                                      TOTAL                                                          1,545,100
                                      OIL FIELD SERVICES--4.5%
                        10,000        Carbo Ceramics, Inc.                                             449,200
                        50,000    (1) Pride International, Inc.                                      1,845,000
                                      TOTAL                                                          2,294,200
                                      OIL FIELD-MACHINERY & EQUIPMENT--3.4%
                        28,000    (1) FMC Technologies, Inc.                                         1,697,640
                                      PAPER PRODUCTS--0.6%
                        20,000        Glatfelter (P.H.) Co.                                            321,400
                                      POLLUTION CONTROL--1.2%
                        40,000    (1) Calgon Carbon Corp.                                              596,000
                                      PROCESSED & PACKAGED - EQUIPMENT & SYSTEM-0.8%
                        10,000    (1) Powell Industries, Inc.                                          420,900
                                      PROCESSED & PACKAGED FOODS--0.6%
                         8,000    (1) Hain Celestial Group, Inc.                                       280,480
                                      PROTECTION-SAFETY--1.1%
                        12,000        Mine Safety Appliances Co.                                       549,480
                                      RETAIL-APPAREL & SHOES--0.6%
                         5,000    (1) Iconix Brand Group, Inc.                                         114,250
                         7,000        Ross Stores, Inc.                                                189,140
                                      TOTAL                                                            303,390
                                      RETAIL-CONVENIENCE STORE--1.5%
                        27,000        Casey's General Stores, Inc.                                     769,500
                                      RETAIL-ECOMMERCE--0.5%
                        10,000    (1) Gaiam, Inc.                                                      232,500
                                      RETAIL-WHOLESALE COMPUTERS--0.2%
                         2,000    (1) Tech Data Corp.                                                   78,660
                                      STEEL-SPECIALTY--1.4%
                         8,200    (1) Haynes International, Inc.                                       717,664
                                      TELECOMMUNICATIONS EQUIPMENT--1.8%
                        15,000        Harris Corp.                                                     908,400
                                      TRANSPORTATION-EQUIPMENT & LEASING--1.2%
                         9,000        Ryder System, Inc.                                               430,650
                         5,000        Wabtec Corp.                                                     187,650
                                      TOTAL                                                            618,300
                                      UTILITY-ELECTRIC POWER--2.2%
                        25,000        Black Hills Corp.                                              1,110,500
                                      WASTE MANAGEMENT--2.0%
                        30,000    (1) Waste Connections, Inc.                                        1,014,300
                                      WIRE & CABLE PRODUCTS--1.0%
                        10,000        Barnes Group, Inc.                                               367,300
                         3,000    (1) CommScope, Inc.                                                  141,510
                                      TOTAL                                                            508,810
    TOTAL COMMON STOCKS                                                                             45,569,299
    (IDENTIFIED COST $36,083,676)
    (2) COMMERCIAL PAPER--9.5%
                                      DIVERSIFIED FINANCIAL SERVICES--4.9%
  $                  2,500,000        General Electric Capital Services CP, 4.56%, 11/14/2007        2,495,769
                                      FINANCE - CONSUMER LOANS--4.6%
                     2,300,000        American General Finance Corp. CP, 4.84%, 11/7/2007            2,298,149
    TOTAL COMMERCIAL PAPER                                                                           4,793,918
    (AT AMORTIZED COST)
    MUTUAL FUND--3.3%
                     1,686,121 (3)(4) Prime Obligations Fund, Institutional Shares, 4.98%            1,686,121
                                      (AT NET ASSET VALUE)
    TOTAL INVESTMENTS --- 102.8%                                                                    52,049,338
    (IDENTIFIED COST $42,563,715)(5)
    OTHER ASSETS AND LIABILITIES --- NET --- (2.8)%                                                (1,408,953)
    TOTAL NET ASSETS --- 100%                                                                    $  50,640,385

(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

(3)  Affiliated company.

(4)  7-Day net yield.

(5) At October 31, 2007, the cost of investments for federal tax purposes was $42,563,715. The net unrealized appreciation of investments for federal tax purposes was $9,485,623. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,869,583 and net unrealized depreciation from investments for those securities having an excess of cost over value of $383,960.


   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees. An event is considered material if there is both an affirmative expectation that the security's value will charge in response to the event and a reasonable basis for quantifying the resulting change in value.


   The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 CP  --Commercial Paper








WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

    MUNICIPAL BONDS--97.2%
                  ARKANSAS--0.7%
  $     500,000   Conway, AR Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College      $    487,035
                  Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030
                  WEST VIRGINIA --96.5%
      1,000,000   Berkeley County, WV Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014         1,039,580
        825,000   Berkeley County, WV Building Commission Lease, Judicial Center Project-(Series A), 4.70% (MBIA             859,930
                  Insurance Corp. INS), 12/1/2024
        230,000   Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.35%,              230,368
                  10/1/2019
        240,000   Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.40%,              240,480
                  10/1/2020
        700,000   Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%               654,808
                  (Original Issue Yield: 4.78%), 3/1/2037
        400,000   Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%,              401,204
                  10/1/2025
        135,000   Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%,              135,736
                  10/1/2025
        355,000   Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013                  361,830
        340,000   Charles Town, WV, Refunding Revenue Bonds, 5.00%, 10/1/2012                                                347,381
        500,000   Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015                                        521,570
      1,200,000   Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/                        1,268,940
                  (Original Issue Yield: 5.274%), 12/15/2022
      1,240,000   Charleston, WV, (G0 UT), 7.20%, 10/1/2008                                                                1,280,970
      1,000,000   Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019                                                1,071,070
      1,460,000   Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032            1,497,084
        500,000   Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017                                        519,145
      1,235,000   Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019            1,275,545
      1,240,000   Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%),       1,256,046
                  10/1/2019
        680,000   Harrison County, WV Building Commission, Health, Hospital, Nursing Home Improvements Revenue               698,102
                  Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018
        420,000   Jackson County, WV, Revenue Bonds, 7.375% (GTD by U.S. Government), 6/1/2010                               459,795
      1,055,000   Kanawha County, WV Building Community, Judicial Annex Lease - (Series A), 5.00%, 12/1/2018               1,081,744
      1,085,000   Monongalia County, WV Board of Education, (GO UT), 6.00% (MBIA Insurance Corp. INS)/                     1,150,328
                  (Original Issue Yield: 3.81%), 5/1/2010
      1,135,000   Monongalia County, WV Board of Education, General Obligation Unltd, 6.00%, 5/1/2011                      1,226,742
        525,000   Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035                       519,293
        965,000   Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020                                  982,910
        350,000   Ohio County, WV Board of Education, (GO UT), 5.00% (MBIA Insurance Corp. INS)/(Original Issue              359,772
                  Yield: 5.25%), 6/1/2013
        785,000   Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp.                    806,258
                  INS)/(Original Issue Yield: 5.375%), 6/1/2018
      1,000,000   Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013                 1,027,330
        750,000   Ohio County, WV County Commission, Tax Allocation, 5.35% (Fort Henry Centre Financing District A),         752,475
                  6/1/2017
        500,000   Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC            503,385
                  8/1/2015@100), 8/1/2022
        500,000   Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019            528,400
      1,155,000   Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008                                    1,156,236
      1,795,000   Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (GTD by U.S.                            1,934,992
                  Government)/(Original Issue Yield: 6.60%), 8/1/2011
      1,310,000   Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS),              1,399,460
                  11/1/2015
        500,000   Shepherd University Wellness Center, 4.500%, 06/01/2027                                                    493,890
        625,000   Weirton, WV Municipal Hospital Building, Revenue Bonds (Series A), 5.25% (Weirton Medical Center,          632,587
                  Inc.)/(Original Issue Yield: 5.31%), 12/1/2011
        430,000   West Liberty State College, WV, 4.70%, 6/1/2012                                                            432,890
        965,000   West Liberty State College, WV, 4.80%, 6/1/2012                                                            972,344
        570,000   West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019                               591,403
        580,000   West Virginia EDA, 4.75%, 11/1/2012                                                                        608,240
      1,000,000   West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022                            1,042,450
        920,000   West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020                            919,531
        860,000   West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022                                                          873,373
      1,000,000   West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016                             1,084,990
      2,315,000   West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018                                2,447,487
      2,000,000   West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012                2,115,420
      2,000,000   West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012                      2,142,720
      1,000,000   West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC         1,066,930
                  INS), 7/1/2012
      1,500,000   West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC                    1,657,875
                  INS)/(Original Issue Yield: 5.04%), 7/1/2021
        500,000   West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University                500,040
                  Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010
        605,000   West Virginia State Hospital Finance Authority, Prerefunded Revenue Bonds, 6.75% (Charleston Area          663,873
                  Medical Center)/(GTD by U.S. Government)/(Original Issue Yield: 6.89%), 9/1/2022
      1,070,000   West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia            1,089,934
                  Veterans Nursing Home), 3/1/2019
        300,000   West Virginia State Hospital Finance Authority, Revenue Bonds (Series A), 4.50% (Original Issue            296,823
                  Yield: 4.68%), 6/1/2026
      1,000,000   West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014                               1,020,140
        900,000   West Virginia State Housing Development Fund, (Series A0), 4.90% (Original Issue Yield: 4.899%),           924,759
                  11/1/2014
      1,000,000   West Virginia State Housing Development Fund, Refunding Revenue Bonds (Series A), 5.10%, 11/1/2015       1,019,690
        720,000   West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield:          747,468
                  5.17%), 5/1/2020
      1,250,000   West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield:        1,297,687
                  5.19%), 5/1/2021
      1,000,000   West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield:            1,117,630
                  5.08%), 4/1/2016
      1,000,000   West Virginia University, 5.00% (FGIC INS), 10/1/2034                                                    1,030,300
        500,000   West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield:                508,785
                  5.22%), 5/1/2017
      1,000,000   West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield:             1,017,570
                  5.19%), 5/1/2015
      2,000,000   West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield:          2,040,460
                  4.47%), 10/1/2018
        400,000   West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield:             421,348
                  5.40%), 10/1/2015
        985,000   West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield:            1,040,968
                  5.65%), 10/1/2020
      1,000,000   West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC              1,033,990
                  INS)/(Original Issue Yield: 5.03%), 11/1/2029
        900,000   West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original          863,802
                  Issue Yield: 4.40%), 11/1/2026
      1,000,000   West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025       1,045,930
      1,000,000   West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024                1,056,530
        650,000   West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75%              650,215
                  (Original Issue Yield: 4.80%), 11/1/2035
        290,000   West Virginia Water Development Authority, Revenue Bonds (Series A), 4.75% (West Virginia                  299,245
                  Infrastructure Jobs), 10/1/2023
        500,000   West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019            531,830
        500,000   Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC                          476,355
                  6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026
        500,000   Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100),           499,590
                  6/1/2036
      1,000,000   Wood County, WV Board of Education, UT GO, 4.00% (FSA INS), 5/1/2011                                     1,016,170
                  TOTAL                                                                                                   66,842,171
    TOTAL MUNICIPAL BONDS                                                                                                 67,329,206
        (IDENTIFIED COST $65,946,407)
    (1)SHORT-TERM MUNICIPAL -- 0.7%
                  WEST VIRGINIA--0.7%
        500,000   Harrison County, WV Industrial Development, Revenue Bonds Weekly VRDNs (Fox Grocery Co.)/(Wachovia         500,000
                  Bank N.A. LOC), 3.460%, 11/1/2007 (AT AMORTIZED COST)
    MUTUAL FUND--0.7%
    448,175 (2)(3) Prime Obligations Fund, Institutional Shares, 4.98% (AT NET ASSET VALUE)                                  448,175
    TOTAL INVESTMENTS - 98.6%                                                                                             68,277,381
    (IDENTIFIED COST $66,894,582)(4)
    OTHER ASSETS AND LIABILITIES - NET - 1.4%                                                                                996,741
    TOTAL NET ASSETS - 100%                                                                                             $ 69,274,122

     At October 31, 2007, the Fund holds no securities that are subject to federal alternative minimum tax.

(1)  Current rate and next reset date shown for Variable Rate Demand Notes.

(2)  Affiliated company.

(3)  7-Day net yield.

(4) At October 31, 2007, the cost of investments for federal tax purposes was $66,802,087. The net unrealized appreciation of investments for federal tax purposes was $1,475,294. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,632,318 and net unrealized depreciation from investments for those securities having an excess of cost over value of $157,024.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 INS   --Insured
 LOC   --Letter of Credit
 PCR   --Pollution Control Revenue
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  WESMARK FUNDS

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ CHARLES L. DAVIS, JR.
            CHARLES L. DAVIS, JR.
            PRINCIPAL EXECUTIVE OFFICER


DATE        DECEMBER 14, 2007


BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 14, 2007